TTAXES AND PAYROLL CHARGES PAYABLE - Schedule of Taxes and Payroll Charges Payable (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Taxes And Payroll Charges [abstract]
Amount of injunction guaranteeing right to not collect social security contributions	$ 8.9	$ 7.2